Class A Common Stock Subject to Possible Redemption	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Class A Common Stock Subject to Possible Redemption
Note 6 — Class A Common Stock Subject to Possible Redemption
The Company’s Class A
 common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 500,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of September 30, 2021, there were 34,500,000 shares of Class A common stock outstanding, all of which were subject to possible redemption and are therefore classified outside of permanent equity in the condensed consolidated balance sheets.
The Class A common stock subject to possible redemption reflected on the condensed consolidated balance sheets is reconciled in the following table:

Gross proceeds	$345,000,000
Less:
Fair value of Public Warrants at issuance	(13,627,500)
Offering costs allocated to Class A common stock subject to possible redemption	(18,098,499)
Plus:
Accretion on Class A common stock subject to possible redemption amount	31,725,999

Class A common stock subject to possible redemption	$345,000,000